Other Intangible Assets - Additional Information (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Customer relationship intangible assets	$ 52.9
Accumulated amortization of customer relationship intangible assets	$ 0.9
Straight-line basis of amortization	50